Basis of preparation and significant accounting policies - Property and equipment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Property and equipment
Impairment loss	¥ 0
Medical equipment | Minimum
Property and equipment
Useful lives of the assets	5 years
Medical equipment | Maximum
Property and equipment
Useful lives of the assets	10 years
Office equipment
Property and equipment
Useful lives of the assets	3 years
Furniture and vehicles | Minimum
Property and equipment
Useful lives of the assets	4 years
Furniture and vehicles | Maximum
Property and equipment
Useful lives of the assets	5 years
Right-of-use assets [member] | Minimum
Property and equipment
Useful lives of the assets	2 years
Right-of-use assets [member] | Maximum
Property and equipment
Useful lives of the assets	20 years